Document and Entity Information	Sep. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 20, 2024
Entity Registrant Name	OneSpaWorld Holdings Limited
Entity Incorporation State Country Code	C5
Entity File Number	001-38843
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	Office Number 2
Entity Address Address Line 2	Pineapple Business Park
Entity Address Address Line 3	Airport Industrial Park
Entity Address Postal Zip Code	P.O. Box N-624
Entity Address City Or Town	Nassau
Entity Address Country	BS
City Area Code	242
Local Phone Number	322-2670
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value (U.S.)
Trading Symbol	OSW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001758488
Amendment Flag	false